Portfolio of Investments January 31, 2026
NUW
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 107.1%
289994833 MUNICIPAL BONDS - 107.1% 289994833
ALABAMA - 2.0%
$ 2,000,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Prepay BP PLC, Series 2024D, (Mandatory Put 11/01/34)
5 .000% 03/01/55 $ 2,161,573
1,990,000 (a) Black Belt Energy Gas District, Alabama, Gas Project Revenue
Bonds, Series 2024C, (Mandatory Put 7/01/31)
5 .000 05/01/55 2,138,722
1,000,000 (a) Southeast Alabama Gas Supply District, Alabama, Gas Supply
Revenue Bonds, Project 2, Refunding Series 2024B, (Mandatory
Put 5/01/32)
5 .000 06/01/49 1,071,102
TOTAL ALABAMA 5,371,397
ARIZONA - 1.6%
1,000,000 Arizona Board of Regents, University of Arizona, System
Revenue Bonds, Green Series 2016B
5 .000 06/01/46 1,002,231
3,045,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations,
Series 2007
5 .000 12/01/37 3,344,280
TOTAL ARIZONA 4,346,511
CALIFORNIA - 14.4%
1,330,000 Anaheim Public Financing Authority, California, Lease Revenue
Bonds, Public Improvement Project, Series 1997C - AGM
Insured
0 .000 09/01/30 1,186,900
1,170,000 California Health Facilities Financing Authority, Revenue Bonds,
Adventist Health System/West, Series 2024A
5 .250 12/01/42 1,260,739
340,000 (b) California Pollution Control Financing Authority, Water
Furnishing Revenue Bonds, San Diego County Water Authoriity
Desalination Project Pipeline, Refunding Series 2019
5 .000 07/01/39 351,197
5,000,000 Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025C
5 .000 07/01/51 5,186,793
4,500,000 (c) Los Angeles Department of Water and Power, California, Power
System Revenue Bonds, Series 2025D
5 .000 07/01/39 5,124,991
2,500,000 (d) Los Angeles, California, Wastewater System Revenue Bonds,
Subordinate Series 2025A, (UB)
5 .250 06/01/50 2,707,524
450,000 M-S-R Energy Authority, California, Gas Revenue Bonds,
Citigroup Prepay Contracts, Series 2009A
6 .500 11/01/39 559,192
10,200,000 Palomar Pomerado Health, California, General Obligation
Bonds, Series 2009A - AGC Insured
7 .000 08/01/38 11,332,163
1,030,000 Poway Unified School District, San Diego County, California,
General Obligation Bonds, School Facilities Improvement
District 2007-1, Series 2011A
0 .000 08/01/35 774,336
12,955,000 San Ysidro School District, San Diego County, California,
General Obligation Bonds, 1997 Election Series 2012G - AGM
Insured
0 .000 08/01/35 9,359,024
1,000,000 (a) Southern California Public Power Authority, California, Revenue
Bonds, Clean Energy Project Revenue Bonds, Series 2024A,
(Mandatory Put 9/01/30)
5 .000 04/01/55 1,067,079
TOTAL CALIFORNIA 38,909,938
COLORADO - 7.6%
1,365,000 Cherry Hills City Metropolitan District, Arapahoe County,
Colorado, General Obligation Limited Tax Bonds, Convertible
to Unlimited Tax Series 2020A-3
5 .000 12/01/47 1,290,853
1,635,000 Colorado Bridge and Tunnel Enterprise, Colorado, Senior
Infrastructure Revenue Bonds, Series 2025A
5 .250 12/01/54 1,718,322
5,405,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2025E
5 .000 03/01/51 5,626,883
1,500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/36 1,512,573
1,750,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2019A
4 .000 12/01/38 1,719,951
5,885,000 E-470 Public Highway Authority, Colorado, Toll Revenue Bonds,
Series 2004A - NPFG Insured
0 .000 09/01/34 4,515,166

Portfolio of Investments January 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
COLORADO (continued)
$ 1,370,000 (b) Glen Metropolitan District 3, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2021
4 .250% 12/01/51 $ 1,115,853
200,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
5 .000 12/01/44 210,717
1,000,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 1,220,107
1,500,000 Vale, Colorado, Certificates of Participation, Series 2025 5 .375 12/01/55 1,588,018
TOTAL COLORADO 20,518,443
DISTRICT OF COLUMBIA - 0.3%
725,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Series 2020A
5 .000 07/15/45 747,878
TOTAL DISTRICT OF COLUMBIA 747,878
FLORIDA - 3.8%
2,000,000 Banyan Cay Community Development District, West Palm
Beach, Florida, Special Assessment Bonds, 2020-1
4 .000 11/01/51 1,642,445
1,655,000 Fort Myers, Florida, Utility System Revenue Bonds, Refunding
Series 2019A
4 .000 10/01/49 1,515,530
500,000 Gainesville, Florida, Utilities System Revenue Bonds, Series
2017A
5 .000 10/01/36 517,455
1,000,000 (a) Highlands County Health Facilities Authority, Florida, Hospital
Revenue Bonds, Adventist Health Obligated Group, Series
2024C, (Mandatory Put 11/15/31)
5 .000 11/15/59 1,118,289
1,500,000 Hillsborough County Industrial Development Authority, Florida,
Health System Revenue Bonds, BayCare Health System Series
2024C
5 .250 11/15/49 1,589,575
890,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .000 10/01/48 924,791
1,075,000 Miami-Dade County, Florida, Water and Sewer System
Revenue Bonds, Series 2024A
5 .250 10/01/54 1,127,233
1,665,000 Peace River Manasota Regional Water Supply Authority,
Florida, Utility System Revenue Bonds, Series 2025A
5 .250 10/01/50 1,766,399
TOTAL FLORIDA 10,201,717
GEORGIA - 2.3%
2,000,000 Gainesville and Hall County Hospital Authority, Georgia,
Revenue Anticipation Certificates, Northeast Georgia Health
Services Inc., Series 2017B
5 .250 02/15/45 2,022,726
1,145,000 (a) Main Street Natural Gas Inc., Georgia, Gas Supply Revenue
Bonds, Series 2024D, (Mandatory Put 4/01/31)
5 .000 04/01/54 1,227,435
1,470,000 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 &
4 Project J Bonds, Series 2019A - BAM Insured
5 .000 01/01/49 1,471,841
1,790,000 Municipal Electric Authority of Georgia, Project One Revenue
Bonds, Subordinate Lien Series 2015A
0 .000 01/01/32 1,459,588
TOTAL GEORGIA 6,181,590
ILLINOIS - 7.5%
1,000,000 Grand Prairie Water Commission, Illinois, Water Revenue
Bonds, Senior Lien Series 2025 - BAM Insured
5 .250 01/01/50 1,052,012
7,500,000 Illinois Finance Authority, Revenue Bonds, University of
Chicago, Series 2023A
5 .250 05/15/54 7,818,839
1,100,000 Illinois State, General Obligation Bonds, May Series 2024B 5 .250 05/01/48 1,138,506
1,500,000 Illinois State, General Obligation Bonds, November Series
2017D
5 .000 11/01/27 1,562,618
525,000 Illinois State, General Obligation Bonds, October Series 2016 5 .000 02/01/27 537,795
495,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2020A
4 .000 06/15/50 425,920
500,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick
Place Expansion Project Bonds, Refunding Series 2024B
5 .000 06/15/53 495,746
11,420,000 Metropolitan Pier and Exposition Authority, Illinois, Revenue
Bonds, McCormick Place Expansion Project, Series 2002A -
NPFG Insured
0 .000 12/15/37 7,334,185
TOTAL ILLINOIS 20,365,621

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
KENTUCKY - 4.8%
$ 1,000,000 Kentucky Bond Development Corporation, Transient Room Tax
Revenue Bonds, Lexington Center Corporation Project, Series
2018A
5 .000% 09/01/43 $ 1,016,929
1,000,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/32 1,073,075
3,795,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, CommonSpirit Health, Series 2019A-1
5 .000 08/01/44 3,896,441
4,050,000 Kentucky Economic Development Finance Authority, Revenue
Bonds, Next Generation Kentucky Information Highway Project,
Senior Series 2015A
5 .000 01/01/45 4,051,256
1,080,000 Kentucky Public Transportation Infrastructure Authority, Toll
Revenue Bonds, Downtown Crossing Project, Refunding First
Tier Series 2021B - AGM Insured
4 .000 07/01/53 978,057
705,000 Kentucky State Property and Buildings Commission, Revenue
Bonds, Project 133, Series 2025A
5 .000 09/01/45 753,034
1,050,000 (a) Public Energy Authority of Kentucky, Gas Supply Revenue
Bonds, Refunding Series 2024B, (Mandatory Put 8/01/32)
5 .000 01/01/55 1,131,871
TOTAL KENTUCKY 12,900,663
MAINE - 0.9%
2,425,000 University of Maine, System Revenue Bonds, Series 2022 5 .000 03/01/47 2,509,554
TOTAL MAINE 2,509,554
MARYLAND - 4.3%
3,420,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/33 3,473,563
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 1,016,586
5,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 5,043,381
2,105,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 2,143,189
TOTAL MARYLAND 11,676,719
MASSACHUSETTS - 1.9%
5,000,000 (d) Massachusetts State, General Obligation Bonds, Consolidated
Series 2024B, (UB)
5 .000 05/01/54 5,165,574
TOTAL MASSACHUSETTS 5,165,574
MICHIGAN - 2.4%
550,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne Criminal Justice Center
Project, Senior Lien Series 2018
5 .000 11/01/43 563,380
2,500,000 Michigan Finance Authority, Distributable State Aid Revenue
Bonds, Charter County of Wayne, Second Lien Refunding
Series 2020 - BAM Insured
4 .000 11/01/55 2,261,956
3,480,000 (d) Michigan State Building Authority, Revenue Bonds, Facilities
Program, Refunding Series 2025I, (UB)
5 .250 10/15/50 3,684,161
TOTAL MICHIGAN 6,509,497
MINNESOTA - 0.8%
1,145,000 Rochester, Minnesota, Electric Utility Revenue Bonds,
Refunding Series 2017A
5 .000 12/01/47 1,154,672
1,000,000 University of Minnesota, General Obligation Bonds, Series
2016A
5 .000 04/01/41 1,001,636
TOTAL MINNESOTA 2,156,308
MONTANA - 0.6%
1,000,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
5 .000 07/01/53 1,021,622
625,000 Big Sky Area Resort District, Montana, Resort Tax Revenue
Bonds, 1% Resort Tax Cold Smoke Project Series 2026
4 .500 07/01/55 612,181
TOTAL MONTANA 1,633,803
NEVADA - 1.3%
3,500,000 Las Vegas Convention and Visitors Authority, Nevada, Revenue
Bonds, Series 2018C
5 .250 07/01/43 3,619,643
TOTAL NEVADA 3,619,643

Portfolio of Investments January 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY - 5.1%
$ 80,000 Cumberland County Improvement Authority, New Jersey,
Guaranteed Lease Revenue Bonds, County Correctional Facility
Project, Series 2018 - BAM Insured
4 .000% 10/01/43 $ 80,062
35,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .125 03/01/31 35,297
30,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .250 03/01/32 30,254
50,000 Harrison, New Jersey, General Obligation Bonds, Parking Utility
Series 2018 - BAM Insured
3 .500 03/01/36 50,353
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, Foundation Academy Charter School, Series
2018A
5 .000 07/01/38 25,184
220,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
4 .000 07/15/37 218,994
25,000 New Jersey Economic Development Authority, Charter School
Revenue Bonds, North Star Academy Charter School of
Newark, Series 2017
5 .000 07/15/47 24,690
100,000 (b) New Jersey Economic Development Authority, Charter School
Revenue Bonds, Teaneck Community Charter School, Series
2017A
5 .125 09/01/52 96,284
35,000 New Jersey Economic Development Authority, Fixed Rate
Revenue Bonds, Lions Gate Project, Series 2014
5 .250 01/01/44 33,791
125,000 New Jersey Economic Development Authority, Revenue Bonds,
Motor Vehicle Surcharge, Refunding Subordinate Series 2017A
3 .375 07/01/30 125,117
55,000 New Jersey Economic Development Authority, Revenue
Bonds, Provident Group - Kean Properties LLC - Kean University
Student Housing Project, Series 2017A
5 .000 07/01/47 51,916
100,000 New Jersey Economic Development Authority, Revenue Bonds,
Provident Group - Rowan Properties LLC - Rowan University
Student Housing Project, Series 2015A
5 .000 01/01/48 95,869
155,000 New Jersey Economic Development Authority, Revenue
Bonds, West Campus Housing LLC - New Jersey City University
Student Housing Project, Series 2015
5 .000 07/01/47 137,700
97,395 (b) New Jersey Economic Development Authority, Revenue Bonds,
White Horse HMT Urban Renewal LLC Project, Series 2020
5 .000 01/01/40 68,941
935,000 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1 - NPFG Insured
5 .500 09/01/27 982,563
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Kean University, Refunding Series 2015H - AGM Insured
4 .000 07/01/39 100,012
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
3 .750 07/01/37 3,816
100,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Rider University, Series  2017F
4 .000 07/01/42 71,691
75,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2013D
5 .000 07/01/38 75,055
5,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Seton Hall University, Series 2016C
3 .000 07/01/41 4,108
200,000 New Jersey Educational Facilities Authority, Revenue Bonds,
Stevens Institute of Technology, Series 2017A
4 .000 07/01/47 179,335
360,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2017A
5 .000 07/01/42 365,979
1,875,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Inspira Health Obligated Group Issue, Series 2024A
4 .125 07/01/54 1,693,798
10,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
3 .000 07/01/32 9,448
20,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Saint Joseph's Healthcare System Obligated Group
Issue, Refunding Series 2016
4 .000 07/01/48 17,092
125,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
4 .125 07/01/38 125,049

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW JERSEY (continued)
$ 110,000 New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, University Hospital Issue, Refunding Series 2015A -
AGM Insured
5 .000% 07/01/46 $ 110,176
50,000 (b) New Jersey Health Care Facilities Financing Authority, Revenue
Bonds, Village Drive Healthcare Urban Renewal LLC, Series
2018
5 .750 10/01/38 36,675
60,000 New Jersey Housing and Mortgage Finance Agency,
Multifamily Revenue Bonds, Series 2015A
4 .000 11/01/45 55,682
75,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2018A
3 .750 10/01/35 75,246
665,000 New Jersey Housing and Mortgage Finance Agency, Single
Family Housing Revenue Bonds, Series 2019C
3 .950 10/01/44 648,865
4,020,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Capital Appreciation Series 2010A
0 .000 12/15/31 3,413,136
2,170,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2009A
0 .000 12/15/39 1,286,431
255,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2015AA
5 .250 06/15/41 255,235
50,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019A
4 .000 12/15/39 50,384
100,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2019BB
4 .000 06/15/50 91,594
30,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2020AA
4 .000 06/15/50 27,478
1,500,000 New Jersey Transportation Trust Fund Authority, Transportation
System Bonds, Series 2024CC
5 .250 06/15/50 1,586,449
25,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
4 .000 06/01/37 25,010
855,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018A
5 .250 06/01/46 852,843
395,000 Tobacco Settlement Financing Corporation, New Jersey,
Tobacco Settlement Asset-Backed Bonds, Series 2018B
5 .000 06/01/46 384,015
170,000 Union County Utilities Authority, New Jersey, Solid Waste
System County Deficiency Revenue Bonds, Series 2011A
5 .000 06/15/41 170,143
TOTAL NEW JERSEY 13,771,760
NEW YORK - 7.7%
595,000 Albany Capital Resource Corporation, New York, Revenue
Bonds, Albany Medical Center Hospital Series 2025A
5 .250 05/01/50 623,505
1,000,000 Dormitory Authority of the State of New York, Revenue Bonds,
White Plains Hospital, Series 2024
5 .500 10/01/54 1,063,381
1,250,000 Dormitory Authority of the State of New York, State Sales Tax
Revenue Bonds, Series 2025A
5 .250 03/15/50 1,327,868
3,000,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarters Revenue Bonds Series 2007
5 .500 10/01/37 3,633,547
1,500,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2017
5 .000 09/01/42 1,534,247
2,050,000 Long Island Power Authority, New York, Electric System General
Revenue Bonds, Series 2018
5 .000 09/01/39 2,151,420
1,390,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Green Climate Bond Certified
Series 2020C-1
5 .000 11/15/50 1,407,732
750,000 Metropolitan Transportation Authority, New York,
Transportation Revenue Bonds, Refunding Green Climate
Certified Series 2020E
5 .000 11/15/30 839,724
200,000 New York City Housing Development Corporation, New York,
Multi-Family Mortgage Revenue Bonds, 8 Spruce Street, Class
D Series 2024
4 .000 12/15/31 206,437
1,875,000 (d) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal 2026 Subseries Series
A-1, (UB)
5 .000 05/01/54 1,922,338
1,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025D
5 .500 05/01/52 1,333,331

Portfolio of Investments January 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
NEW YORK (continued)
$ 1,250,000 New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2025H-1
5 .500% 11/01/51 $ 1,338,914
625,000 (c) New York City Transitional Finance Authority, New York, Future
Tax Secured Bonds, Subordinate Fiscal Series 2026F-1
5 .250 02/01/52 657,083
1,230,000 New York City, New York, General Obligation Bonds, Fiscal
2021 Series C
5 .000 08/01/42 1,292,620
1,325,000 Triborough Bridge and Tunnel Authority, New York, General
Revenue Bonds, MTA Bridges & Tunnels, Series 2022A
5 .500 11/15/57 1,406,090
TOTAL NEW YORK 20,738,237
NORTH CAROLINA - 0.8%
1,000,000 City of Raleigh, North Carolina, Combined Enterprise System
Revenue and Refunding Bonds, Series 2026
5 .000 12/01/56 1,055,240
285,000 Mebane, North Carolina, Combined Utilities Revenue Bonds,
Series 2024
4 .000 08/01/49 270,716
700,000 North Carolina Turnpike Authority, Triangle Expressway System
Revenue Bonds, Refunding Senior Lien Series 2017
5 .000 01/01/32 713,780
TOTAL NORTH CAROLINA 2,039,736
OHIO - 5.0%
8,560,000 Buckeye Tobacco Settlement Financing Authority, Ohio,
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding
Senior Lien Series 2020B-2 Class 2
5 .000 06/01/55 7,052,043
3,095,000 Central Ohio Transit Authority, Ohio, General Obligation
Bonds, Capital Facilities Limited Tax Series 2023
5 .000 12/01/48 3,248,496
1,000,000 Ohio State, Hospital Revenue Bonds, Children's Hospital
Medical Center of Akron, Series 2024A
5 .250 08/15/48 1,065,055
1,005,000 Port of Greater Cincinnati Development Authority, Ohio, Duke
Energy Convention Center Project, TOT First Subordinate
Development Revenue Bonds, Refunding Series 2024B
5 .000 12/01/63 1,019,695
1,000,000 Tolles Career and Technical Center, Madison, Franklin,
Delaware, Fayette, and Union Counties, Ohio, Certificates of
Participation, School Facilities Project Series 2024
5 .250 12/01/53 1,032,229
TOTAL OHIO 13,417,518
OKLAHOMA - 1.0%
500,000 Oklahoma Development Finance Authority, Health System
Revenue Bonds, OU Medicine Project, Series 2018B
5 .500 08/15/57 497,453
600,000 Oklahoma Water Resources Board, Oklahoma, State Loan
Program Revenue Bonds, Series 2024C
4 .000 10/01/54 540,262
1,665,000 (d) Oklahoma Water Resources Board, Revolving Fund Revenue
Bonds-Clean Water Program, 2019 Master Trust, Series 2025A,
(UB)
5 .250 04/01/50 1,775,040
TOTAL OKLAHOMA 2,812,755
PENNSYLVANIA - 3.7%
50,000 (e) Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/37 52,175
450,000 Allegheny County Hospital Development Authority,
Pennsylvania, Revenue Bonds, Allegheny Health Network
Obligated Group Issue, Series 2018A
4 .000 04/01/44 414,721
500,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/49 463,955
230,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 231,404
20,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-2
6 .000 06/30/34 21,545
266,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024A-3
5 .000 06/30/39 245,406
133,000 (f) Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Series 2024B-1
0 .000 06/30/44 95,294
42,000 Berks County Municipal Authority, Pennsylvania, Revenue
Bonds, Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 42,805

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 70,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series
2016
5 .125% 03/15/36 $ 70,682
20,000 Chester County Industrial Development Authority,
Pennsylvania, Avon Grove Charter School Revenue Bonds,
Series 2017A
5 .000 12/15/47 19,163
15,000 Chester County Industrial Development Authority,
Pennsylvania, Student Housing Revenue Bonds, University
Student Housing, LLC Project at West Chester University Series
2013A
5 .000 08/01/45 14,136
35,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
5 .000 06/01/33 36,690
200,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018 -
AGM Insured
4 .000 06/01/39 200,028
70,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Asbury Pennsylvania Obligated
Group,  Refunding Series 2019
5 .000 01/01/45 67,361
40,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
4 .000 01/01/33 40,015
45,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2015
5 .000 01/01/38 45,033
25,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
4 .125 01/01/38 25,064
5,000 (e) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5 .000 01/01/39 5,355
20,000 (e) Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A, (Pre-refunded 1/01/29)
5 .000 01/01/39 21,418
5,000 Cumberland County Municipal Authority, Pennsylvania,
Revenue Bonds, Diakon Lutheran Social Ministries Project,
Series 2019A
5 .000 01/01/39 5,119
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019
5 .000 05/01/48 26,591
30,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 30,000
230,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/42 234,552
60,000 Erie Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Gannon University, Series 2016
4 .000 05/01/46 47,179
40,000 Lancaster County Hospital Authority, Pennsylvania, Health
Center Revenue Bonds, Saint Anne's Retirement Community,
Inc., Series 2020
5 .000 03/01/50 33,257
55,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/44 51,068
35,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 33,041
20,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 20,004
360,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 330,364
1,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-145A
4 .600 10/01/44 1,009,413
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-146A
4 .750 04/01/53 2,983,856
100,000 Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate
Series 2014A
4 .750 12/01/37 101,464

Portfolio of Investments January 31, 2026
(continued)
NUW

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
PENNSYLVANIA (continued)
$ 1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Lien Series 2021A
4 .000% 12/01/51 $ 906,527
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025A
5 .250 12/01/55 1,697,091
50,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2019A
4 .000 12/01/49 45,452
25,000 (b) Philadelphia Authority for Industrial Development,
Pennsylvania, Charter School Revenue Bonds, Philadelphia
Performing Arts: A String Theory Charter School, Series 2020
5 .000 06/15/50 23,053
70,000 Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, La Salle University, Series 2017
3 .625 05/01/35 50,708
5,000 (b),(e),(g) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017, (Pre-refunded 3/15/28)
5 .000 03/15/45 5,275
13,957 (b),(g) Philadelphia Authority for Industrial Development,
Pennsylvania, Revenue Bonds, University of the Arts, Series
2017
5 .000 03/15/45 2,792
145,000 (e) Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 148,609
55,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 55,205
35,000 Rostraver Township, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2018 - AGM Insured
3 .500 09/01/34 35,009
100,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 85,062
5,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 5,005
15,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 15,111
TOTAL PENNSYLVANIA 10,093,057
PUERTO RICO - 3.1%
1,170,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
0 .000 07/01/33 896,604
1,739,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
4 .500 07/01/34 1,739,274
3,812,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured 2018A-1
5 .000 07/01/58 3,737,381
710,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Restructured Cofina Project Series 2019A-2A
4 .550 07/01/40 711,199
1,360,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .329 07/01/40 1,353,488
49,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax
Revenue Bonds, Taxable Restructured Cofina Project Series
2019A-2
4 .784 07/01/58 46,823
TOTAL PUERTO RICO 8,484,769
SOUTH CAROLINA - 3.2%
5,435,000 Piedmont Municipal Power Agency, South Carolina, Electric
Revenue Bonds, Series 2004A-2 - AGC Insured
0 .000 01/01/29 5,014,473
1,250,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, McLeod Health Project, Series
2024
5 .250 11/01/54 1,319,746
1,000,000 South Carolina Jobs-Economic Development Authority, Health
Care Facilities Revenue Bonds, Novant Health Group, Series
2024A
5 .500 11/01/54 1,053,310
1,250,000 South Carolina Public Service Authority, Santee Cooper
Revenue Obligations, Refunding Series 2024B
5 .000 12/01/54 1,290,120
TOTAL SOUTH CAROLINA 8,677,649

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TENNESSEE - 0.7%
$ 2,160,000 West Wilson Utility District, Wilson County, Tennessee, Water
Revenue Bonds, Improvement Series 2022
4 .000% 06/01/47 $ 2,019,657
TOTAL TENNESSEE 2,019,657
TEXAS - 11.5%
500,000 Comal Independent School District, Comal, Bexar, Guadalupe,
Hays, and Kendall Counties, Texas, General Obligation Bonds,
Refunding School Building Series 2024
4 .000 02/15/49 468,250
500,000 Garland, Dallas, Collin and Rockwell Counties, Texas, Electric
Utility System Revenue Bonds, Refunding Series 2024
5 .000 03/01/50 515,829
830,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/48 887,534
1,665,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/49 1,776,924
830,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/50 883,628
1,665,000 Georgetown Independent School District, Williamson County,
Texas, General Obligation Bonds, Refunding School Building
Series 2025
5 .250 02/15/55 1,755,109
3,000,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/32 2,415,578
7,935,000 Houston, Texas, Hotel Occupancy Tax and Special Revenue
Bonds, Convention and Entertainment Project, Series 2001B -
AMBAC Insured
0 .000 09/01/33 6,131,767
1,145,000 Lamar Consolidated Independent School District, Fort Bend
County, Texas, General Obligation Bonds, Schoolhouse
Refunding Series 2024
5 .250 02/15/59 1,197,312
2,430,000 Lower Colorado River Authority, Texas, Transmission Contract
Revenue Bonds, LCRA Transmission Services Corporation
Project, Refunding Series 2021A
5 .000 05/15/51 2,473,185
1,665,000 (d) Lubbock Independent School District, Lubbock County, Texas,
General Obligation Bonds, School Building Series 2025, (UB)
5 .250 02/15/55 1,757,639
1,595,000 (d) Northwest Independent School District, Denton, Tarrant and
Wise Counties, Texas, General Obligation Bonds, School
Building Series 2025, (UB)
5 .250 02/15/55 1,682,532
1,000,000 San Antonio, Texas, Electric and Gas Systems Revenue Bonds,
Refunding New Series 2024B
5 .000 02/01/54 1,034,353
5,000,000 (d) Spring Independent School District, Hardin County, Texas,
General Obligation Bonds, School Building and Refunding
Series 2025, (UB)
5 .250 08/15/50 5,337,511
250,000 Tarrant County Cultural Education Facilities Finance
Corporation, Texas, Revenue Bonds, Texas Health Resources
System, Series 2016A
5 .000 02/15/41 251,825
1,600,000 Texas Private Activity Bond Surface Transporation Corporation,
Revenue Bonds, NTE Mobility Partners LLC North Tarrant
Express Managed Lanes Project, Refunding Senior Lien Series
2019A
5 .000 12/31/35 1,700,627
1,000,000 Texas Transportation Commission, State Highway 249 System
Revenue Bonds, First Tier Toll Series 2019A
5 .000 08/01/57 1,008,458
TOTAL TEXAS 31,278,061
UTAH - 1.7%
1,071,000 (b) ROAM Public Infrastructure District 1, Utah, Limited Tax General
Obligation Bonds, Series 2021A
4 .250 03/01/51 874,815
1,500,000 Salt Lake City, Utah, Airport Revenue Bonds, International
Airport Series 2017B
5 .000 07/01/47 1,513,469
2,060,000 (d) Utah Transit Authority, Sales Tax Revenue Bonds, Refunding
Series 2025, (UB)
5 .000 12/15/44 2,258,372
TOTAL UTAH 4,646,656

Portfolio of Investments January 31, 2026
(continued)
NUW

All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
VIRGINIA - 1.5%
$ 1,160,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000% 07/01/46 $ 1,160,902
1,400,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 1,440,222
500,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5 .000 11/01/48 518,190
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .600 10/01/54 978,056
TOTAL VIRGINIA 4,097,370
WASHINGTON - 3.4%
3,330,000 Chelan County Public Utility District 1, Washington, Columbia
River-Rock Island Hydro-Electric System Revenue Refunding
Bonds, Series 1997A - NPFG Insured
0 .000 06/01/29 3,034,034
1,335,000 (d) Snohomish County Public Utility District 1, Washington, Electric
System Revenue Bonds, Refunding Series 2025A, (UB)
5 .250 12/01/55 1,416,613
690,000 Washington Health Care Facilities Authority, Revenue Bonds,
Virginia Mason Medical Center, Series 2017
5 .000 08/15/30 713,208
2,165,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Refunding Series2021B.
Exchange Purchase
4 .000 07/01/37 2,188,080
2,000,000 Washington State Convention Center Public Facilities District,
Lodging Tax Revenue Bonds, Series 2018
5 .000 07/01/58 1,973,309
TOTAL WASHINGTON 9,325,244
WEST VIRGINIA - 0.9%
530,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Cabell Huntington Hospital, Inc. Project, Refunding &
Improvement Series 2018A
5 .000 01/01/34 532,062
1,800,000 West Virginia Hospital Finance Authority, Hospital Revenue
Bonds, Charleston Area Medical Center, Refunding &
Improvement Series 2019A
5 .000 09/01/38 1,854,499
TOTAL WEST VIRGINIA 2,386,561
WISCONSIN - 1.3%
2,000,000 (b) Public Finance Authority of Wisconsin, Limited Obligation
PILOT Revenue Bonds, American Dream @ Meadowlands
Project, Series 2017
7 .000 12/01/50 1,600,000
2,000,000 Public Finance Authority of Wisconsin, Revenue Bonds,
SearStone Retirement Community, Series 2023A
5 .000 06/01/52 1,790,947
TOTAL WISCONSIN 3,390,947
TOTAL MUNICIPAL BONDS
(Cost $280,517,861) 289,994,833
TOTAL LONG-TERM INVESTMENTS
(Cost $280,517,861) 289,994,833
FLOATING RATE OBLIGATIONS - (7.7)% (20,925,000)
OTHER ASSETS & LIABILITIES, NET -  0.6% 1,712,647
NET ASSETS APPLICABLE TO COMMON SHARES - 100% $ 270,782,480
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
(a) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,406,289 or 1.5% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
(f) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(g) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
NUW
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 289,994,833 $ – $ 289,994,833
Total $ – $ 289,994,833 $ – $ 289,994,833